Partners’ Capital	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Partners’ Capital

10. Partners’ Capital

As of June 30, 2024, and December 31, 2023, the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2024	As of December 31, 2023
Common units	54,887,313	55,039,143
General partner units	348,570	348,570
Treasury Units	2,122,352	870,522
Total partnership units	57,358,235	56,258,235

Details of the Partnership’s Partner’s Capital are discussed in Note 13 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2023.

During the six-month periods ended June 30, 2024, and 2023, the Partnership declared and paid the following distributions to its common unit holders:

	April 25, 2024	January 25, 2024	April 25, 2023	January 26, 2023
Common unitholders
Distributions per common unit declared	$0.15	$0.15	$0.15	$0.15
Common units distribution	$8,386	$8,257	$3,009	$3,008
General partner and incentive distribution rights (“IDR”)	$52	$52	$52	$52